Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2019
Redeemable noncontrolling interests
Redeemable noncontrolling interests

23.  Redeemable noncontrolling interests

	2018	2019
	RMB	RMB

Balance as of January 1	301,953	360,010
Issuance of shares of the Group's subsidiary	30,000	—
Accretion to redeemable noncontrolling interests	28,057	30,427

	360,010	390,437

23.  Redeemable noncontrolling interests (continued)

In 2017, one subsidiary of the Group issued ordinary shares with redemption features to certain third-party investors. The Group classifies redeemable noncontrolling interests as mezzanine equity and records accretion of redemption value in accordance with ASC 480 “Distinguishing Liabilities from Equity”. The Group elects to use the effective interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests.